Related party transactions - Amounts due to and from related parties (Details) - USD ($)	May 31, 2026	Aug. 31, 2025	Jun. 20, 2025
Related party transactions
Share subscription receivable	$ 133,775	$ 28,526
Amounts due to related parties included in trade and other payable	856,059	49,897
Related party interest payable [note 16]	27,255	6,058
Proceeds Receivable From Related Party Under Real Estate Agreement	6,556,314	10,389,917	$ 10,389,917
Purchase Consideration Payable To Related Party	5,659,921	5,048,506
Initial Convertible Note
Related party transactions
Purchase Consideration Payable To Related Party	3,229,563	3,111,810
Subsequent Convertible Note
Related party transactions
Purchase Consideration Payable To Related Party	821,339	653,262
Real Estate Note
Related party transactions
Purchase Consideration Payable To Related Party	1,609,019	1,283,434
Non-interest bearing demand note receivable from Marine Ventures LLC
Related party transactions
Proceeds Receivable From Related Party Under Real Estate Agreement		3,422,154
Contingent receivable from Marine Ventures LLC
Related party transactions
Proceeds Receivable From Related Party Under Real Estate Agreement	6,556,314	6,967,763
9335-1427 Quebec Inc
Related party transactions
Share subscription receivable		18,193
Alexandre Mongeon
Related party transactions
Share subscription receivable		10,333
Amount due to (from) related party	(12,133)
Current advances to (from) related party	47,867
Amounts due to related parties included in trade and other payable	11,538	16,946
Raffi Sossoyan
Related party transactions
Amounts due to related parties included in trade and other payable	3,843	7,277
Roger Moore
Related party transactions
Amount due to (from) related party	10,000
Amounts due to related parties included in trade and other payable	33,986	19,520
Related party interest payable [note 16]	27,255,000	6,058,000
Jesse coors
Related party transactions
Amount due to (from) related party	50,000
Maxime poudrier
Related party transactions
Amounts due to related parties included in trade and other payable	2,885
Daniel Rathe
Related party transactions
Amounts due to related parties included in trade and other payable	3,077	$ 6,154
1925 Holiday holding llc
Related party transactions
Amounts due to related parties included in trade and other payable	131,601
Palm city marine llc
Related party transactions
Amounts due to related parties included in trade and other payable	34,022
NVPB marina holdings llc
Related party transactions
Amounts due to related parties included in trade and other payable	24,973
NV FL 1440 holdings llc
Related party transactions
Amounts due to related parties included in trade and other payable	111,900
NV FL holdings llc
Related party transactions
Amounts due to related parties included in trade and other payable	400,567
Marine Ventures LLC
Related party transactions
Share subscription receivable	133,775
Amounts due to related parties included in trade and other payable	$ 97,667